CPG CARLYLE COMMITMENTS FUND, LLC

SCHEDULE OF INVESTMENTS

December 31, 2023 (UNAUDITED)

CPG CARLYLE COMMITMENTS FUND, LLC(a)

Investment in CPG Carlyle Commitments Master Fund, LLC, at value - 100.10%(b)	$1,172,741,292
Liabilities in Excess of Other Assets (-0.10%)	(1,148,875)
Net Assets (100.00%)	$1,171,592,417

(a)	Invests the majority of its assets in CPG Carlyle Commitments Master Fund, LLC.

(b)	Categorized as Level 3 investment.

The Consolidated Schedule of Investments of CPG Carlyle Commitments Master Fund, LLC is included below.

CPG CARLYLE COMMITMENTS MASTER FUND, LLC

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2023 (UNAUDITED)

Investment Funds (99.97%)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Co-Investments (11.62%)
Carlyle Beacon Partners, L.P.(a)	Asia/Pacific	Growth	9/28/2018	$10,327,515	$14,541,230	1.24%
Carlyle Eagle Coinvestment, L.P.(a)	North America	Buyout	2/15/2018	4,350,112	30,805,814	2.63%
Carlyle Fourmi Co-Investment, L.P.(a)	Asia/Pacific	Growth	6/29/2018	15,626,888	11,166,067	0.95%
Carlyle Jumper Coinvestment, L.P.(a)(b)(c)	North America	Buyout	12/13/2023	11,939,749	11,602,486	0.99%
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	Buyout	11/11/2016	143,119	289,280	0.02%
Carlyle RDSL Coinvestment, L.P.(a)(c)	South America	Growth	9/30/2015	7,335,635	12,120,894	1.03%
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	Growth	9/30/2015	9,180,000	7,928,090	0.68%
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	Buyout	12/28/2017	0	562,768	0.05%
CEMOF II Master Co-Investment Partners, L.P.(a)(b)	North America	Growth	9/12/2016	0	11,277	0.00	%(d)
Matador Co-Investment SCSp(a)(c)	Europe	Special Situations	9/30/2019	5,308,450	5,415,171	0.46%
Nash Coinvestment, L.P.(a)(c)	Africa	Buyout	10/10/2017	7,080,599	8,646,050	0.74%
Neptune Coinvestment, L.P.(a)(b)(c)	Europe	Buyout	6/23/2017	197,844	9,952,399	0.85%
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	Growth	1/30/2018	14,274,022	23,197,675	1.98%
Total Co-Investments				85,763,933	136,239,201

Primary Investments (51.10%)
AlpInvest Atom Fund (Onshore), L.P.(a)(c)	North America	Global	1/8/2022	16,035,274	18,763,321	1.60%
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)(c)	North America	Buyout	11/13/2017	16,625,321	32,764,641	2.79%
Carlyle Asia Partners Growth I, L.P.(a)(b)(c)	Asia/Pacific	Growth	5/23/2016	10,864,877	5,381,631	0.46%
Carlyle Asia Partners IV, L.P.(a)(c)	Asia/Pacific	Buyout	5/25/2014	30,161,332	29,574,796	2.52%
Carlyle Asia Partners V, L.P.(a)(c)	Asia/Pacific	Buyout	10/30/2017	78,286,335	83,786,588	7.14%
CARLYLE ASIA PARTNERS VI, L.P.(a)(b)(c)	Asia/Pacific	Buyout	3/6/2023	0	(790,859)	(0.07)%
Carlyle Europe Partners V, L.P.(a)(c)	Europe	Buyout	4/23/2018	31,163,188	36,255,708	3.09%
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	Growth	3/28/2015	11,238,201	18,701,531	1.59%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	Growth	11/30/2018	20,740,648	25,376,696	2.16%
Carlyle Europe Technology Partners V, S.C.Sp.(a)(b)(c)	Europe	Growth	3/11/2022	7,612,677	3,522,010	0.30%
Carlyle Global Financial Services Partners II, L.P.(a)(b)(c)	Global	Buyout	6/30/2014	6,156,457	10,127,944	0.86%
Carlyle Global Financial Services Partners III, L.P.(a)(c)	Global	Buyout	6/30/2017	24,741,799	33,703,158	2.87%
Carlyle International Energy Partners II, S.C.Sp.(a)(c)	Global	Special Situations	11/30/2018	9,564,760	7,574,200	0.65%
Carlyle International Energy Partners, L.P.(a)(c)	Global	Special Situations	3/12/2014	25,285,603	22,789,151	1.94%
Carlyle Partners VI, L.P.(a)(c)	North America	Buyout	9/20/2013	7,559,336	7,206,563	0.61%
Carlyle Partners VII, L.P.(a)(c)	North America	Buyout	11/29/2017	98,524,341	118,086,398	10.07%
Carlyle Partners VIII, L.P.(a)(c)	North America	Buyout	9/10/2021	49,236,434	50,550,278	4.31%
CVC Credit Partners Global Special Situations Fund II SCSP (a)(c)	Europe	Special Situations	6/6/2019	12,116,277	14,857,648	1.27%

Investment Funds (99.97%) (continued)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Primary Investments (51.10%) (continued)
Golub Capital Partners 10, L.P.(a)(c)	North America	Credit	10/1/2016	$13,125,000	$13,565,512	1.16%
Hunter Point Capital Structured Notes Issuer, LLC(a)(b)(c)	North America	Special Situations	12/30/2022	1,297,730	1,297,729	0.11%
JLL Partners Fund VII, L.P.(a)(b)(c)	North America	Buyout	3/31/2016	4,826,065	9,362,188	0.80%
Riverside Capital Appreciation Fund VII, L.P.(a)(b)(c)	North America	Buyout	9/16/2019	2,819,637	4,074,591	0.35%
'Riverside Micro-Cap Fund VI, L.P.(a)(c)	North America	Buyout	8/26/2021	4,542,094	4,580,529	0.39%
Spring Bridge Partners, L.P.(a)(b)(c)	North America	Buyout	9/17/2019	7,679,846	15,943,356	1.36%
Tiger Global Private Investment Partners XV, L.P.(a)(b)(c)	North America	Growth	3/18/2022	9,083,794	6,637,857	0.57%
Vitruvian Investment Partnership IV(a)(b)(c)	Europe	Growth	8/31/2020	9,015,477	10,432,297	0.89%
Warburg Pincus Financial Sector II, L.P.(a)(b)(c)	North America	Growth	6/9/2022	11,699,101	15,293,748	1.30%
Total Primary Investments				520,001,604	599,419,210

Secondary Investments (37.26%)
Access Holdings (FPG), L.P.(a)(b)	North America	Buyout	7/22/2021	8,339,821	10,064,936	0.86%
AE Industrial Partners Extended Value Fund, L.P.(a)(b)(c)	North America	Buyout	6/2/2021	1,845,736	2,532,136	0.22%
ASP Helios III, L.P.(a)(b)(c)	Europe	Buyout	4/29/2022	13,677,974	20,411,590	1.74%
ASP Jordan, L.P.(a)(b)(c)	Europe	Buyout	4/21/2023	18,078,944	23,308,307	1.99%
ASP Oyster, L.P(a)(b)(c)	Europe	Buyout	4/21/2023	14,080,000	20,021,178	1.71%
Audax Private Equity Fund, L.P.(a)(b)	North America	Buyout	9/30/2016	0	6,051	0.00	%(d)
Blue Point Capital Partners II, L.P.(a)(b)	North America	Growth	10/23/2020	0	118,948	0.01%
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	Buyout	4/2/2014	140,528	5,246	0.00	%(d)
Brentwood Associates Opportunities Fund, L.P.(a)(b)(c)	North America	Growth	4/1/2021	4,501,469	6,126,577	0.52%
Carlyle Asia Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	Buyout	12/30/2014	0	0	0.00	%(d)
Carlyle Asia Partners III, L.P.(a)(b)(c)	Asia/Pacific	Buyout	12/30/2014	0	12,897	0.00	%(d)
Carlyle Asia Partners IV Access Fund, L.L.C.(a)(c)	Asia/Pacific	Buyout	12/31/2018	131,416	2,806,717	0.24%
Carlyle Asia Partners IV, L.P.(a)(c)	Asia/Pacific	Buyout	5/24/2017	42,854,241	78,469,539	6.69%
Carlyle Cardinal Ireland Fund, L.P.(a)(b)(c)	Europe	Growth	10/31/2017	139,816	29,887	0.00	%(d)
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)(b)(c)	North America	Growth	9/30/2016	0	21,894	0.00	%(d)
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)	Europe	Buyout	4/2/2014	249	70,444	0.01%
Carlyle Europe Partners II, L.P.(a)(b)(c)	Europe	Buyout	7/1/2013	0	1,117,459	0.10%
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	Buyout	4/2/2014	2,355,013	141,209	0.01%
Carlyle Europe Technology Partners II, L.P.(a)(b)(c)	Europe	Growth	12/31/2018	0	3,214	0.00	%(d)
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	Growth	1/24/2022	9,042,457	10,389,759	0.89%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	Growth	1/24/2022	4,171,727	3,804,846	0.32%
Carlyle Fourmi Secondary, L.P.(a)(b)	Asia/Pacific	Growth	6/29/2018	18,479,727	15,509,055	1.32%
Carlyle Global Financial Services Partners Coinvestment, L.P.(a)(b)	Global	Buyout	4/2/2014	1,625	0	0.00	%(d)
Carlyle Global Financial Services Partners II, L.P.(a)(b)(c)	Global	Buyout	12/31/2017	1,440,343	4,574,941	0.39%
Carlyle Global Financial Services Partners, L.P.(a)(b)(c)	Global	Buyout	6/30/2014	0	301,514	0.03%
Carlyle Infrastructure Partners, L.P.(a)(b)(c)	North America	Buyout	8/29/2014	1,418,216	431,679	0.04%

Investment Funds (99.97%) (continued)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Secondary Investments (37.26%) (continued)
Carlyle International Energy Partners, L.P.(a)(c)	Global	Special Situations	12/29/2017	$6,155,333	$5,317,469	0.45%
Carlyle MENA Partners, L.P.(a)(c)	Middle East/North Africa	Buyout	9/28/2018	0	33,574	0.00	%(d)
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	Credit	12/30/2015	7,568,929	474,942	0.04%
Carlyle Partners V Coinvestment, L.P.(a)	North America	Buyout	4/2/2014	447,357	631,882	0.05%
Carlyle Partners V, L.P.(a)(b)(c)	North America	Buyout	6/28/2013	0	6,287,235	0.54%
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)	North America	Buyout	8/31/2014	202,813	126,297	0.01%
Carlyle Partners VI, L.P.(a)(c)	North America	Buyout	7/6/2016	0	3,079,147	0.26%
Carlyle Realty Partners V, L.P.(a)(b)	North America	Buyout	10/11/2017	0	2,430	0.00	%(d)
Carlyle Realty Partners VI, L.P.(a)(b)(c)	North America	Buyout	4/25/2018	121,970	78,175	0.01%
Carlyle South America Buyout Fund, L.P.(a)(c)	South America	Buyout	10/31/2017	2,310,190	2,122,256	0.18%
Carlyle Strategic Partners II, L.P.(a)(b)(c)	North America	Special Situations	8/16/2013	2,205,745	291	0.00	%(d)
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	Special Situations	4/2/2014	2,436	14,146	0.00	%(d)
Carlyle U.S. Equity Opportunity Fund II Coinvestment, L.P.(a)	North America	Growth	3/15/2019	66	0	0.00	%(d)
Carlyle U.S. Equity Opportunity Fund II, L.P.(a)(c)	North America	Growth	3/20/2018	3,540,499	5,627,064	0.48%
Carlyle U.S. Growth Fund III, L.P.(a)(b)(c)	North America	Growth	12/31/2018	0	88,459	0.01%
Carlyle Venture Partners II Coinvestment, L.P.(a)(b)	North America	Growth	4/2/2014	264,527	785	0.00	%(d)
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(b)(c)	North America	Buyout	9/30/2014	2,084,779	56,659	0.00	%(d)
Cerberus Institutional Overseas IV, Ltd.(a)(b)(c)	North America	Special Situations	7/1/2018	0	305,290	0.03%
Cerberus Institutional Partners, L.P. - Series 4(a)(b)(c)	North America	Special Situations	10/17/2019	0	34,181	0.00	%(d)
Cerberus International SPV, Ltd. Class A(a)(b)	North America	Special Situations	7/1/2018	0	170,191	0.01%
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	Special Situations	6/13/2016	0	121,384	0.01%
Cerberus International, Ltd. Class A(a)(b)	North America	Special Situations	7/1/2018	0	68,975	0.01%
Coatue Growth Fund V(a)(b)(c)	North America	Growth	7/14/2023	1,083,905	1,835,541	0.16%
Delta-v PS, L.P.(a)(b)	Israel	Growth	5/1/2023	5,135,000	11,612,907	0.99%
Euro Wagon II, L.P.(a)(b)	North America	Special Situations	7/1/2016	0	94,561	0.01%
FB HA Holdings, L.P.(a)(b)	North America	Growth	8/30/2021	5,089,423	5,669,357	0.48%
Forward Ventures IV, L.P.(a)(b)	North America	Growth	3/29/2019	0	877,082	0.07%
Harbinger Streamline Offshore Fund, L.L.C.(a)(b)	North America	Special Situations	7/1/2018	768,168	159,846	0.01%

Investment Funds (99.97%) (continued)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Secondary Investments (37.26%) (continued)
Icon Software Partners, L.P. (Class B)(a)(c)	North America	Growth	9/1/2020	$327,800	$10,623,579	0.91%
JLL Partners Fund V, L.P.(a)(b)(c)	North America	Buyout	12/30/2015	1,878,312	1,651,768	0.14%
Laverne Buyer Holdings I, LLC(a)(b)	North America	Growth	4/10/2018	0	796,897	0.07%
Laverne Buyer Holdings II, LLC(a)(b)	North America	Growth	4/10/2018	0	398,842	0.03%
Laverne Buyer Holdings III, LLC(a)(b)	North America	Growth	4/10/2018	4,812,405	3,723,069	0.32%
Laverne Buyer Holdings V, LLC(a)(b)	North America	Growth	4/10/2018	1,350,510	2,162,566	0.18%
LEP Opportunities II L.P(a)(b)(c)	North America	Buyout	7/6/2022	14,253,788	19,061,637	1.63%
MENA Coinvestment, L.P.(a)	Middle East/North Africa	Buyout	4/2/2014	10,932	105,879	0.01%
Neoma Private Equity Fund IV, L.P.(a)(b)(c)	Middle East/North Africa	Buyout	12/31/2017	6,015,583	3,374,150	0.29%
New Enterprise Associates 10, L.P.(a)(b)	North America	Growth	4/5/2017	0	76,356	0.01%
New Enterprise Associates 9, L.P.(a)(b)	North America	Growth	9/30/2016	0	21,941	0.00	%(d)
Newport Global Opportunities Fund, L.P.(a)(b)	North America	Buyout	12/29/2014	9,338,928	5,822,589	0.50%
OCM Opportunities Fund VII (Cayman), Ltd.(a)(b)	North America	Special Situations	10/17/2019	97,255	142,692	0.01%
OCM Opportunities Fund VII, L.P.(a)(b)	North America	Special Situations	10/17/2019	8,734	13,028	0.00	%(d)
OCM Opportunities Fund VIIb (Cayman), Ltd.(a)(b)(c)	North America	Special Situations	10/17/2019	289	8,096	0.00	%(d)
OCM Opportunities Fund VIIb, L.P.(a)(b)(c)	North America	Special Situations	10/17/2019	0	745	0.00	%(d)
Passero 18, L.P.(a)(b)(c)	North America	Buyout	6/22/2018	235,607	14,171,829	1.21%
Pegasus WSJLL Fund, L.P.(a)(c)	North America	Buyout	12/15/2021	12,970,127	14,771,802	1.26%
Presidio Investors Elv Continuation Fund, L.P.(a)	North America	Buyout	12/16/2022	9,498,097	9,634,776	0.82%
Revelstoke EPIC Fund I, L.P.(a)(b)(c)	North America	Growth	8/26/2019	14,041,747	31,536,593	2.69%
Riverside Micro-Cap Fund III, L.P.(a)(b)(c)	North America	Buyout	5/1/2019	0	7,416,253	0.63%
Riverstone Global Energy and Power Fund V, L.P.(a)(c)	North America	Buyout	9/30/2014	14,946,143	4,706,286	0.40%
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(b)(c)	North America	Buyout	9/30/2014	5,173,093	13,899	0.00	%(d)
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)(b)(c)	North America	Buyout	11/12/2014	731,586	51,002	0.00	%(d)
SCP Private Equity Fund I, L.P.(a)(b)	North America	Buyout	8/30/2018	119,137	81,997	0.01%
SCP Real Assets Fund I, L.P.(a)(b)	North America	Buyout	8/30/2018	31,882	23,984	0.00	%(d)
Strategic Value Global Opportunity Feeder Fund 1-A, L.P.(a)(b)	North America	Special Situations	12/31/2016	1,832,025	3,202,848	0.27%

Investment Funds (99.97%) (continued)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Secondary Investments (37.26%) (continued)
Strategic Value Global Opportunity Fund 1-A, L.P.(a)(b)	North America	Special Situations	12/31/2016	$122,510	$209,428	0.02%
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	Special Situations	12/31/2016	1,917,818	13,193,749	1.13%
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	Special Situations	12/31/2016	168,691	1,108,570	0.09%
Styx International, Ltd. Series 1(a)(b)	North America	Credit	7/1/2018	163,573	275,005	0.02%
Styx International, Ltd. Series 4(a)(b)	North America	Credit	7/1/2018	77,126	129,666	0.01%
Styx International, Ltd. Series 5(a)(b)	North America	Credit	7/1/2018	35,720	60,054	0.01%
Tiger Global XV(a)(b)(c)	North America	Growth	7/14/2023	2,138,760	3,318,929	0.28%
TPG AAF Partners N-A, L.P.(a)(c)	North America	Buyout	6/22/2021	0	14,982	0.00	%(d)
Varde Investment Partners L.P.(a)(b)	North America	Special Situations	9/30/2016	2	0	0.00	%(d)
Vitruvian Inv. Partnership I Continuation Fund(a)(b)(c)	Europe	Growth	8/7/2019	6,530,371	10,881,201	0.93%
Warburg Pincus Energy, L.P.(a)(b)(c)	North America	Buyout	9/28/2018	1,378,416	1,680,533	0.14%
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	Growth	9/29/2017	21,086,888	15,697,720	1.34%
Warrior Buyer Holdings, LLC(a)(b)	North America	Special Situations	10/2/2018	16,819,431	11,170,212	0.95%
WLR Recovery IV, L.P.(a)(b)(c)	North America	Special Situations	7/1/2016	0	371,323	0.03%
Total Secondary Investments				325,793,728	436,876,624

Total Investment Funds				$931,559,265	$1,172,535,035

Short-Term Investments (1.92%)	Cost	Fair Value
Money Market Funds (1.92%)
Fidelity Treasury Only Money Market Fund, 5.01%(e)	1,819,416	1,819,416
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 5.15%(e)	1,819,416	1,819,416
Morgan Stanley Institutional Liquidity Fund, Class I, 5.21%(e)	7,073,868	7,073,868
UMB Demand Deposit, 5.18%(e)	11,794,113	11,794,113

Total Money Market Funds	22,506,813	22,506,813

Total Short-Term Investments	$22,506,813	$22,506,813

Total Investments (101.90%)	$954,066,078	$1,195,041,848
Liabilities in Excess of Other Assets (-1.90%)		(22,300,557)
Net Assets (100.00%)		$1,172,741,291

See Note 3 in the accompanying Notes to the Financial Statements.

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $1,172,535,035, which represents 99.98% of net assets as of December 31, 2023.
(b)	Non-income producing security.
(c)	The Fund held unfunded commitments in the investment as of December 31, 2023. Total unfunded commitments amount to $453,084,652 as of December 31, 2023.
(d)	Rounds to less than 0.005%
(e)	The rate shown is the annualized 7-day yield as of December 31, 2023.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2023	Fund Delivering	U.S. $ Value at December 31, 2023	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	03/15/24	USD	11,951,120	BRL	12,266,116	$(314,996)
						$(314,996)

Investments as of December 31, 2023

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	11.62%
Primary Investments	51.10%
Secondary Investments	37.26%
Total Investment Funds	99.98%
Short-Term Investments
Money Market Fund	1.92%
Total Investments	101.90%
Liabilities in excess of other assets	(1.90%)
Total Net Assets	100.00%

See accompanying Notes to Consolidated Schedule of Investments.

CPG CARLYLE COMMITMENTS MASTER FUND, LLC

Notes to Consolidated Schedule of Investments

December 31, 2023 (Unaudited)

CPG Carlyle Commitments Master Fund (the “Master Fund”) is a master investment portfolio in a master-feeder structure. CPG Carlyle Commitments Fund, LLC (the “Feeder Fund”) invests substantially all of its assets in the limited liability company interests of the Master Fund.

The following is a summary of significant accounting policies followed by the Master Fund and the Feeder Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

ASC 820 defines fair value as the value that the Master Fund would receive to sell an investment or pay to transfer a liability in orderly timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ NAV as a “practical expedient,” in accordance with ASC 820.

The private equity Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and Co-Investments. Co-Investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments are investments in newly established private equity funds. Secondary investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. ASC 820 provides for the use of NAV (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain criteria are met. As such, the Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Master Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table represents the inputs used to value the investments at fair value within the valuation hierarchy as of December 31, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Direct Investments	$–	$–	$–	$–
Short-Term Investments	22,506,813	–	–	22,506,813
TOTAL	$22,506,813	$–	$–	$22,506,813
Other Financial Instruments
Forward Foreign Currency Contracts	$–	$(314,996)	$–	$(314,996)
TOTAL	$–	$(314,996)	$–	$(314,996)

The Master Fund held Investment Funds with a fair value of $1,172,535,035, that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of December 31, 2023, as investments in Investment Funds valued at net asset value, as a "practical expedient", are not required to be included in the fair value hierarchy.